UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

October 31, 2012

Consolidated Portfolio of Investments

Foreign Government Bonds — 78.4%

Security		Principal Amount	Value

Albania — 0.6%
Republic of Albania, 7.50%, 11/4/15	EUR	3,500,000	$4,630,656

Total Albania			$4,630,656

Bermuda — 0.1%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$1,063,700

Total Bermuda			$1,063,700

Bosnia and Herzegovina — 0.3%
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/14	BAM	16,594	$9,842
Bosnia & Herzegovina Government Bond, 2.50%, 9/30/14	BAM	86,137	51,752
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76,307	42,982
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120,409	66,782
Republic of Srpska, 1.50%, 6/30/23	BAM	262,652	93,124
Republic of Srpska, 1.50%, 10/30/23	BAM	193,820	65,379
Republic of Srpska, 1.50%, 12/15/23	BAM	47,963	16,055
Republic of Srpska, 1.50%, 5/31/25	BAM	5,336,944	1,547,730
Republic of Srpska, 1.50%, 6/9/25	BAM	533,631	156,452

Total Bosnia and Herzegovina			$2,050,098

Brazil — 5.7%
Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	11,193,000	$4,677,214
Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	3,302,663	1,778,583
Nota do Tesouro Nacional, 10.00%, 1/1/14	BRL	23,509,000	11,889,636
Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314,000	11,045,019
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127,000	8,376,146
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	396,839
Republic of Brazil, 12.50%, 1/5/16	BRL	10,030,000	6,205,015

Total Brazil			$44,368,452

Chile — 0.2%
Government of Chile, 6.00%, 3/1/18	CLP	300,000,000	$643,652
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	1,006,352

Total Chile			$1,650,004

Colombia — 3.9%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000,000	$4,360,012
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	6,914,394
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000,000	13,345,265

Security		Principal Amount	Value

Colombia (continued)
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	2,500,000,000	$1,452,561
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000,000	3,831,538

Total Colombia			$29,903,770

Costa Rica — 0.0%(3)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	56,227,473	$87,009
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	6,316,817	11,959

Total Costa Rica			$98,968

Cyprus — 0.2%
Republic of Cyprus, 3.75%, 6/3/13	EUR	1,110,000	$1,330,821
Republic of Cyprus, 4.625%, 2/3/20	EUR	600,000	514,442

Total Cyprus			$1,845,263

Dominican Republic — 0.4%
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(4)	DOP	107,000,000	$2,742,794

Total Dominican Republic			$2,742,794

Georgia — 0.6%
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	1,994,000	$1,208,957
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	850,000	523,266
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	370,000	227,969
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	403,000	260,024
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500,000	337,497
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	1,484,000	920,110
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	500,000	306,456
Georgia Treasury Bond, 13.80%, 12/16/12	GEL	1,246,000	757,948

Total Georgia			$4,542,227

Germany — 0.8%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	3,150,000	$5,859,687

Total Germany			$5,859,687

Ghana — 0.1%
Ghana Government Bond, 23.00%, 8/21/17	GHS	1,400,000	$837,795

Total Ghana			$837,795

Hungary — 5.9%
Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600,000	$9,666,830
Hungary Government Bond, 5.50%, 2/12/16	HUF	367,700,000	1,650,751
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	824,981

19	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security		Principal Amount	Value

Hungary (continued)
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	$2,643,773
Hungary Government Bond, 6.75%, 2/12/13	HUF	505,300,000	2,310,421
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	7,217,809
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	5,231,451
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000,000	2,005,057
Hungary Government Bond, 7.50%, 10/24/13	HUF	796,000,000	3,699,066
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800,000	3,203,239
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000,000	2,170,503
National Bank of Hungary, 8.875%, 11/1/13	USD	710,000	729,023
Republic of Hungary, 3.50%, 7/18/16	EUR	1,362,000	1,700,885
Republic of Hungary, 4.375%, 7/4/17	EUR	374,000	473,954
Republic of Hungary, 4.50%, 1/29/14	EUR	1,539,000	2,020,666

Total Hungary			$45,548,409

Indonesia — 9.5%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000,000	$3,534,608
Indonesia Government Bond, 7.375%, 9/15/16	IDR	74,748,000,000	8,360,873
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000,000	578,819
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000,000	3,783,452
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000,000	1,776,262
Indonesia Government Bond, 9.00%, 9/15/13	IDR	26,300,000,000	2,834,195
Indonesia Government Bond, 9.00%, 9/15/18	IDR	13,080,000,000	1,603,122
Indonesia Government Bond, 9.50%, 6/15/15	IDR	33,485,000,000	3,842,363
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000,000	4,733,582
Indonesia Government Bond, 9.50%, 7/15/31	IDR	118,958,000,000	16,533,985
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000,000	810,331
Indonesia Government Bond, 10.00%, 7/15/17	IDR	10,200,000,000	1,265,153
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000,000	3,086,062
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000,000	1,218,274
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000,000	3,209,089
Indonesia Government Bond, 10.50%, 8/15/30	IDR	30,978,000,000	4,634,606
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000,000	1,671,031
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000,000	2,034,366
Indonesia Government Bond, 11.00%, 9/15/25	IDR	16,440,000,000	2,453,279
Indonesia Government Bond, 11.25%, 5/15/14	IDR	16,743,000,000	1,903,218
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000,000	3,510,201

Total Indonesia			$73,376,871

Malaysia — 4.4%
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125,000	$1,329,149
Malaysia Government Bond, 3.741%, 2/27/15	MYR	24,076,000	8,027,670
Malaysia Government Bond, 3.814%, 2/15/17	MYR	7,003,000	2,358,209
Malaysia Government Bond, 4.012%, 9/15/17	MYR	10,786,000	3,665,678
Malaysia Government Bond, 4.16%, 7/15/21	MYR	26,063,000	8,969,531

Security		Principal Amount	Value

Malaysia (continued)
Malaysia Government Bond, 4.24%, 2/7/18	MYR	15,775,000	$5,423,803
Malaysia Government Bond, 4.378%, 11/29/19	MYR	3,750,000	1,308,218
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047,000	1,437,379
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480,000	1,244,666

Total Malaysia			$33,764,303

Mexico — 4.4%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800,000	$1,716,726
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480,000	2,669,530
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500,000	811,027
Mexican Bonos, 8.00%, 12/19/13	MXN	61,900,000	4,899,635
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018,000	1,868,167
Mexican Bonos, 8.50%, 12/13/18	MXN	6,832,600	608,016
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000,000	3,703,007
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100,000	3,425,985
Mexican Bonos, 9.50%, 12/18/14	MXN	23,060,000	1,923,458
Mexican Bonos, 10.00%, 12/5/24	MXN	63,550,000	6,716,401
Mexican Bonos, 10.00%, 11/20/36	MXN	56,570,000	6,125,200

Total Mexico			$34,467,152

New Zealand — 2.8%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,570,000	$1,438,715
New Zealand Government Bond, 5.50%, 4/15/23	NZD	7,032,000	6,794,025
New Zealand Government Bond, 6.00%, 12/15/17	NZD	1,570,000	1,486,702
New Zealand Government Bond, 6.00%, 5/15/21	NZD	12,363,000	12,200,038

Total New Zealand			$21,919,480

Nigeria — 0.4%
Nigeria Treasury Bond, 16.00%, 6/29/19	NGN	251,000,000	$1,797,720
Nigeria Treasury Bond, 16.39%, 1/27/22	NGN	225,472,000	1,669,506

Total Nigeria			$3,467,226

Peru — 2.6%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	$1,125,318
Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	1,283,633
Republic of Peru, 6.90%, 8/12/37(5)	PEN	4,730,000	2,248,735
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	942,157
Republic of Peru, 7.84%, 8/12/20	PEN	1,782,000	852,664
Republic of Peru, 7.84%, 8/12/20(5)	PEN	15,334,000	7,337,125
Republic of Peru, 8.20%, 8/12/26	PEN	5,775,000	3,053,742
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,533,258
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	790,795

Total Peru			$20,167,427

20	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security		Principal Amount	Value

Philippines — 1.1%
Republic of the Philippines, 4.95%, 1/15/21	PHP	139,000,000	$3,719,886
Republic of the Philippines, 6.25%, 1/14/36	PHP	150,000,000	4,280,675
Republic of the Philippines, 8.75%, 3/3/13	PHP	28,430,000	709,070

Total Philippines			$8,709,631

Poland — 0.6%
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	$1,176,624
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,860,844
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	966,862
Republic of Poland, 3.00%, 3/17/23	USD	662,000	656,755

Total Poland			$4,661,085

Russia — 7.8%
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	630,000,000	$21,557,045
Russia Foreign Bond, 7.85%, 3/10/18(5)	RUB	250,000,000	8,554,383
Russia Government Bond, 7.00%, 6/3/15	RUB	240,063,000	7,718,019
Russia Government Bond, 7.10%, 3/13/14	RUB	449,000,000	14,432,089
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000,000	2,203,037
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974,000	3,375,582
Russia Government Bond, 7.60%, 4/14/21	RUB	88,535,000	2,887,499

Total Russia			$60,727,654

Serbia — 3.0%
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	401,520,000	$4,547,510
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	237,360,000	2,563,840
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	539,100,000	5,790,453
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	202,000,000	2,017,594
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	673,400,000	6,622,499
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	76,900,000	739,019
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	23,880,000	224,237
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590,000	1,105,168

Total Serbia			$23,610,320

Slovenia — 0.7%
Republic of Slovenia, 4.125%, 1/26/20	EUR	300,000	$361,237
Republic of Slovenia, 4.375%, 1/18/21	EUR	2,650,000	3,180,621
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	1,852,000	1,859,068

Total Slovenia			$5,400,926

South Africa — 5.5%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175,000	$5,725,898
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	5,308,533
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600,000	1,987,239

Security		Principal Amount	Value

South Africa (continued)
Republic of South Africa, 7.25%, 1/15/20	ZAR	32,400,000	$3,905,275
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500,000	4,088,588
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,468,292
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990,000	3,721,103
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	4,331,911
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005,000	11,315,457

Total South Africa			$42,852,296

Sri Lanka — 0.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	1,140,000	$1,266,483
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	1,068,750
Republic of Sri Lanka, 6.25%, 10/4/20(5)	USD	390,000	438,750
Sri Lanka Government Bond, 8.50%, 1/15/13	LKR	170,340,000	1,300,330
Sri Lanka Government Bond, 10.50%, 4/1/13	LKR	49,400,000	377,092

Total Sri Lanka			$4,451,405

Thailand — 3.6%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041,000	$3,932,798
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668,000	2,106,068
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600,000	1,519,155
Kingdom of Thailand, 4.25%, 3/13/13	THB	124,861,000	4,094,182
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,192,935
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,097,571
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,303,424
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,753,828

Total Thailand			$27,999,961

Turkey — 11.8%
Turkey Government Bond, 0.00%, 7/17/13	TRY	25,300,000	$13,504,060
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	10,846,458	6,985,906
Turkey Government Bond, 8.00%, 10/9/13	TRY	15,615,000	8,819,230
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100,000	2,994,561
Turkey Government Bond, 9.00%, 3/8/17	TRY	13,255,000	7,860,566
Turkey Government Bond, 9.50%, 1/12/22	TRY	2,090,000	1,282,566
Turkey Government Bond, 10.00%, 1/9/13	TRY	6,225,000	3,506,663
Turkey Government Bond, 10.00%, 4/10/13	TRY	29,195,000	16,608,983
Turkey Government Bond, 10.00%, 6/17/15	TRY	23,800,000	14,220,251
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	3,887,156
Turkey Government Bond, 11.00%, 8/6/14	TRY	17,891,000	10,649,761
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	799,484

Total Turkey			$91,119,187

21	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security		Principal Amount	Value

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 1/11/13	UYU	7,500,000	$372,730
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	5,900,000	276,968
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	1,981,103	97,913
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	18,296,141	1,103,327
Uruguay Notas Del Teso, 10.25%, 8/22/15	UYU	7,240,000	372,997

Total Uruguay			$2,223,935

Venezuela — 0.5%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(5)	USD	1,297,000	$933,840
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(5)	USD	1,368,100	1,214,189
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(5)	USD	1,639,000	1,667,682

Total Venezuela			$3,815,711

Total Foreign Government Bonds (identified cost $612,729,617)			$607,876,393

Common Stocks — 0.4%

Security		Shares	Value

France — 0.1%
Sanofi		2,403	$211,049
Total SA		4,163	209,691

Total France			$420,740

Germany — 0.2%
Deutsche EuroShop AG		16,011	$654,369
Deutsche Wohnen AG		33,254	609,023
GSW Immobilien AG		15,096	620,510

Total Germany			$1,883,902

Luxembourg — 0.1%
GAGFAH SA(6)		49,517	$563,546

Total Luxembourg			$563,546

Total Common Stocks (identified cost $2,463,626)			$2,868,188

Precious Metals — 1.0%

Description		Troy Ounces	Value
Platinum(6)		4,784	$7,508,916

Total Precious Metals (identified cost $8,395,923)			$7,508,916

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Australia and New Zealand Banking Group Limited	INR 153,000	INR 54.00	8/12/13	$51,592
Indian Rupee	Australia and New Zealand Banking Group Limited	INR 123,000	INR 54.00	8/12/13	41,476
Indian Rupee	Bank of America	INR 204,774	INR 52.00	5/6/13	28,431
Indian Rupee	Bank of America	INR 186,766	INR 52.00	5/6/13	25,931
Indian Rupee	Bank of America	INR 187,000	INR 55.00	7/1/13	86,386
Indian Rupee	Bank of America	INR 155,000	INR 54.00	8/12/13	52,267
Indian Rupee	Bank of America	INR 173,000	INR 55.00	8/16/13	79,597
Indian Rupee	Barclays Bank PLC	INR 205,061	INR 52.00	5/6/13	28,471
Indian Rupee	Barclays Bank PLC	INR 153,000	INR 54.00	8/12/13	51,593
Indian Rupee	Deutsche Bank	INR 161,200	INR 51.00	5/8/13	14,120
Indian Rupee	Deutsche Bank	INR 150,000	INR 54.00	8/12/13	50,581
Indian Rupee	Goldman Sachs International	INR 187,000	INR 51.00	5/8/13	16,380
Indian Rupee	Goldman Sachs International	INR 154,000	INR 55.00	7/1/13	71,141
Indian Rupee	Goldman Sachs International	INR 100,000	INR 54.00	8/12/13	33,721
Indian Rupee	Goldman Sachs International	INR 110,000	INR 55.00	8/19/13	50,926
Indian Rupee	HSBC Bank USA	INR 190,800	INR 53.00	7/3/13	44,207
Indian Rupee	JPMorgan Chase Bank	INR 159,000	INR 53.00	7/3/13	36,839
Indian Rupee	JPMorgan Chase Bank	INR 108,000	INR 54.00	8/12/13	36,418
Indian Rupee	JPMorgan Chase Bank	INR 105,000	INR 54.00	8/12/13	35,407
Indian Rupee	Standard Chartered Bank	INR 165,900	INR 52.00	5/6/13	23,034
Indian Rupee	Standard Chartered Bank	INR 106,000	INR 53.00	7/3/13	24,560

Total Currency Call Options Purchased (identified cost $733,333)					$883,078

Currency Put Options Purchased — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Yuan Offshore Renminbi	Barclays Bank PLC	CNH 21,665	CNH 6.50	5/20/13	$8,206
Yuan Offshore Renminbi	Citibank NA	CNH 20,488	CNH 6.50	5/20/13	7,760

22	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Yuan Offshore Renminbi	HSBC Bank USA	CNH 23,153	CNH 6.50	5/20/13	$8,769
Yuan Offshore Renminbi	Standard Chartered Bank	CNH 19,403	CNH 6.50	5/20/13	7,349

Total Currency Put Options Purchased (identified cost $111,836)					$32,084

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value

Brent Crude Oil Future 9/2013	83	$95.00	8/12/13	$581,000

Total Put Options Purchased (identified cost $587,640)				$581,000

Short-Term Investments — 20.3%

Foreign Government Securities — 10.4%

Security		Principal Amount (000’s omitted)	Value

Bosnia and Herzegovina — 0.0%(3)
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/13	BAM	6	$4,069

Total Bosnia and Herzegovina			$4,069

Croatia — 0.6%
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	380	$492,086
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	173	223,906
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	422	545,873
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	410	527,960
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	225	289,738
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	180	231,645
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	389	499,657
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	463	593,930
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	389	498,340
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	320	409,756

Total Croatia			$4,312,891

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	570	$331,279
Georgia Treasury Bill, 0.00%, 7/18/13	GEL	300	172,684

Total Georgia			$503,963

Security		Principal Amount (000’s omitted)	Value

Nigeria — 4.1%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	143,000	$878,307
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	820,274	5,013,969
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	2,163,500	13,124,468
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	175,600	1,063,435
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	87,800	530,406
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	139,000	833,490
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	82,600	491,243
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	128,000	760,004
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	1,633,000	9,294,459

Total Nigeria			$31,989,781

Philippines — 0.6%
Philippine Treasury Bill, 0.00%, 11/7/12	PHP	28,980	$703,448
Philippine Treasury Bill, 0.00%, 3/6/13	PHP	82,120	1,990,391
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	58,940	1,422,205
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	22,810	550,137

Total Philippines			$4,666,181

Serbia — 2.0%
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	26,350	$292,723
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	609,300	6,704,099
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	10,470	112,804
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	117,950	1,253,232
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	19,800	208,782
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	630,700	6,614,374
Serbia Treasury Bill, 0.00%, 10/31/13	RSD	44,700	448,071

Total Serbia			$15,634,085

South Korea — 0.6%
Korea Monetary Stabilization Bond, 0.00%, 11/13/12	KRW	533,380	$488,573
Korea Monetary Stabilization Bond, 0.00%, 12/11/12	KRW	659,000	601,818
Korea Monetary Stabilization Bond, 0.00%, 12/18/12	KRW	2,210,520	2,018,859
Korea Monetary Stabilization Bond, 0.00%, 12/25/12	KRW	1,488,510	1,358,848

Total South Korea			$4,468,098

Sri Lanka — 2.0%
Sri Lanka Treasury Bill, 0.00%, 11/2/12	LKR	164,870	$1,265,474
Sri Lanka Treasury Bill, 0.00%, 12/21/12	LKR	214,130	1,620,819
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	23,440	175,306
Sri Lanka Treasury Bill, 0.00%, 3/1/13	LKR	531,440	3,937,005
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	18,920	139,826
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	134,000	990,313

23	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Treasury Bill, 0.00%, 3/29/13	LKR	136,490	$1,001,421
Sri Lanka Treasury Bill, 0.00%, 4/12/13	LKR	46,830	341,900
Sri Lanka Treasury Bill, 0.00%, 8/30/13	LKR	586,380	4,088,050
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	57,530	396,406
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	185,450	1,265,825

Total Sri Lanka			$15,222,345

Uruguay — 0.4%
Monetary Regulation Bill, 0.00%, 11/5/12	UYU	14,411	$728,943
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	3,770	185,639
Monetary Regulation Bill, 0.00%, 3/22/13(2)	UYU	16,562	833,933
Monetary Regulation Bill, 0.00%, 4/26/13(2)	UYU	5,469	274,898
Monetary Regulation Bill, 0.00%, 5/31/13(2)	UYU	10,885	546,942
Monetary Regulation Bill, 0.00%, 7/5/13(2)	UYU	18,643	935,232

Total Uruguay			$3,505,587

Total Foreign Government Securities (identified cost $79,781,611)			$80,307,000

U.S. Treasury Obligations — 2.3%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/15/12(7)		$14,904	$14,903,627
U.S. Treasury Bill, 0.00%, 11/29/12(7)		3,000	2,999,796

Total U.S. Treasury Obligations (identified cost $17,903,007)			$17,903,423

Repurchase Agreements — 3.9%

Description		Principal Amount (000’s omitted)	Value
Bank of America:
Dated 10/5/12 with a maturity date of 12/7/12, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 965,394, collateralized by EUR 820,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,216,597.	EUR	966	$1,251,497

Description		Principal Amount (000’s omitted)	Value

Dated 10/15/12 with a maturity date of 11/16/12, an interest rate of 0.12% payable by the Portfolio and repurchase proceeds of EUR 6,280,518, collateralized by EUR 5,450,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $8,109,386.	EUR	6,281	$8,141,277
Dated 10/23/12 with a maturity date of 1/24/13, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 812,428, collateralized by EUR 700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $1,063,565.	EUR	814	1,054,742
Dated 10/23/12 with a maturity date of 1/24/13, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 1,105,201, collateralized by EUR 900,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $1,445,791.	EUR	1,107	1,434,837
Dated 10/23/12 with a maturity date of 1/24/13, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 1,171,643, collateralized by EUR 980,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $1,529,249.	EUR	1,174	1,521,096
Barclays Bank PLC:
Dated 10/15/12 with a maturity date of 11/19/12, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 2,708,107, collateralized by EUR 2,225,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $3,336,615.	EUR	2,708	3,510,423
Citibank NA:
Dated 10/24/12 with a maturity date of 11/29/12, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 5,324,183, collateralized by EUR 4,610,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $6,913,166.	EUR	5,325	6,901,412
Nomura International PLC:
Dated 10/9/12 with a maturity date of 11/12/12, an interest rate of 0.06% payable by the Portfolio and repurchase proceeds of EUR 3,546,208, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,604,919.	EUR	3,546	4,596,652

24	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Description		Principal Amount (000’s omitted)	Value

Dated 10/24/12 with a maturity date of 1/28/13, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 1,505,596, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,959,815	EUR	1,506	$1,951,823

Total Repurchase Agreements (identified cost $30,335,942)			$30,363,759

Other — 3.7%
Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(8)		$28,664	$28,664,279

Total Other (identified cost $28,664,279)			$28,664,279

Total Short-Term Investments (identified cost $156,684,839)			$157,238,461

Total Investments — 100.3% (identified cost $781,706,814)			$776,988,120

Currency Call Options Written — (0.1)%

Description	Counter party	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Bank of America	INR 208,818	INR 54.00	8/12/13	$(70,415)
Indian Rupee	Citibank NA	INR 198,558	INR 54.00	8/12/13	(66,955)
Indian Rupee	Deutsche Bank	INR 106,752	INR 54.00	8/12/13	(35,997)
Indian Rupee	Goldman Sachs International	INR 173,000	INR 55.00	8/16/13	(79,983)
Indian Rupee	HSBC Bank USA	INR 216,702	INR 54.00	8/12/13	(73,073)
Indian Rupee	JPMorgan Chase Bank	INR 110,000	INR 55.00	8/19/13	(50,926)
Indian Rupee	Nomura International PLC	INR 216,702	INR 54.00	8/12/13	(73,073)
Indian Rupee	Standard Chartered Bank	INR 99,468	INR 54.00	8/12/13	(33,541)

Total Currency Call Options Written (premiums received $965,937)					$(483,963)

Currency Put Options Written — (0.0)%(3)

Description	Counter party	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Bank of America	INR 110,500	INR 65.00	7/1/13	$(7,863)
Indian Rupee	Goldman Sachs International	INR 91,000	INR 65.00	7/1/13	(6,476)
Indian Rupee	HSBC Bank USA	INR 115,200	INR 64.00	7/3/13	(10,405)
Indian Rupee	JPMorgan Chase Bank	INR 96,000	INR 64.00	7/3/13	(8,671)
Indian Rupee	Standard Chartered Bank	INR 64,000	INR 64.00	7/3/13	(5,781)

Total Currency Put Options Written (premiums received $197,403)					$(39,196)

Other Assets, Less Liabilities — (0.2)%					$(1,372,085)

Net Assets — 100.0%					$775,092,876

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	—	Bosnia-Herzegovina Convertible Mark
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNH	—	Yuan Offshore Renminbi
COP	—	Colombian Peso
CRC	—	Costa Rican Colon
DOP	—	Dominican Peso
EUR	—	Euro
GEL	—	Georgian Lari
GHS	—	Ghanaian Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	South Korean Won
LKR	—	Sri Lankan Rupee
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
NZD	—	New Zealand Dollar
PEN	—	Peruvian New Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RSD	—	Serbian Dinar
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	New Turkish Lira
USD	—	United States Dollar

25	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

UYU	—	Uruguayan Peso
ZAR	—	South African Rand

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2012, the aggregate value of these securities is $27,940,364 or 3.6% of the Portfolio’s net assets.

(2)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Amount is less than 0.05%.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)	Non-income producing.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

(8)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012.

Securities Sold Short — (4.4)%

Foreign Government Bonds — (3.9)%

Security		Principal Amount (000’s omitted)	Value

Belgium — (0.6)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,590,657)

Total Belgium			$(4,590,657)

France — (2.5)%
Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(7,971,493)
Government of France, 3.75%, 10/25/19	EUR	(820)	(1,215,832)
Government of France, 4.00%, 10/25/38	EUR	(6,835)	(10,242,985)

Total France			$(19,430,310)

Germany — (0.3)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,954,276)

Total Germany			$(1,954,276)

Security		Principal Amount (000’s omitted)	Value

Supranational — (0.5)%
European Investment Bank, 3.625%, 1/15/21	EUR	(700)	$(1,037,343)
European Investment Bank, 4.25%, 4/15/19	EUR	(980)	(1,499,669)
European Investment Bank, 4.625%, 4/15/20	EUR	(900)	(1,416,228)

Total Supranational			$(3,953,240)

Total Foreign Government Bonds (proceeds $28,926,403)			$(29,928,483)

Common Stocks — (0.5)%

Security		Shares	Value

China — (0.5)%
Agricultural Bank of China, Ltd., Class H		(2,120,000)	$(910,707)
Bank of China, Ltd., Class H		(2,277,000)	(932,846)
China Construction Bank Corp., Class H		(1,373,000)	(1,031,053)
Industrial & Commercial Bank of China, Class H		(1,675,000)	(1,102,986)

Total Common Stocks (proceeds $3,491,181)			$(3,977,592)

Total Securities Sold Short (proceeds $32,417,584)			$(33,906,075)

26	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2012

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2012
Investments —
Securities of unaffiliated issuers, at value (identified cost, $744,646,612)	$740,814,925
Affiliated investment, at value (identified cost, $28,664,279)	28,664,279
Precious metals, at value (identified cost, $8,395,923)	7,508,916
Total Investments, at value (identified cost, $781,706,814)	$776,988,120
Cash	$1,740,296
Foreign currency, at value (identified cost, $7,545,596)	7,560,229
Cash collateral for securities sold short	4,249,550
Interest and dividends receivable	10,904,246
Interest receivable from affiliated investment	3,308
Receivable for variation margin on open futures contracts	121,458
Receivable for open forward foreign currency exchange contracts	2,301,764
Receivable for closed forward foreign currency exchange contracts	415,502
Receivable for open swap contracts	12,455,364
Receivable for closed swap contracts	14,428
Receivable for closed options	23,685
Premium paid on open swap contracts	6,016,940
Total assets	$822,794,890

Liabilities
Written options outstanding, at value (premiums received, $1,163,340)	$523,159
Payable for investments purchased	1,293,856
Payable for open forward foreign currency exchange contracts	5,135,857
Payable for closed forward foreign currency exchange contracts	376,724
Payable for open swap contracts	3,705,714
Premium payable on open swap contracts	282,184
Premium received on open swap contracts	1,199,337
Payable for securities sold short, at value (proceeds, $32,417,584)	33,906,075
Payable to affiliates:
Investment adviser fee	431,059
Trustees’ fees	2,500
Interest payable	638,322
Accrued expenses	207,227
Total liabilities	$47,702,014
Net Assets applicable to investors’ interest in Portfolio	$775,092,876

Sources of Net Assets
Investors’ capital	$774,838,454
Net unrealized appreciation	254,422
Total	$775,092,876

27	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2012

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2012
Interest (net of foreign taxes, $993,649)	$49,533,876
Dividends (net of foreign taxes, $2,873)	43,178
Interest allocated from affiliated investment	33,308
Expenses allocated from affiliated investment	(4,558)
Total investment income	$49,605,804

Expenses
Investment adviser fee	$4,959,810
Trustees’ fees and expenses	30,478
Custodian fee	1,106,039
Legal and accounting services	134,564
Interest expense	28,270
Interest and dividends on securities sold short	1,114,976
Miscellaneous	41,979
Total expenses	$7,416,116
Deduct —
Reduction of custodian fee	$944
Total expense reductions	$944

Net expenses	$7,415,172

Net investment income	$42,190,632

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $170,913) and (including a gain of $614,608 from precious metals)	$(14,972,490)
Investment transactions allocated from affiliated investment	481
Securities sold short	58,070
Futures contracts	(152,535)
Swap contracts	2,480,491
Forward commodity contracts	(414,003)
Foreign currency and forward foreign currency exchange contract transactions	11,333,574
Net realized loss	$(1,666,412)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $1,054,551 from precious metals)	$12,563,187
Written options	640,181
Securities sold short	(2,105,686)
Futures contracts	60,021
Swap contracts	2,392,371
Forward commodity contracts	705,490
Foreign currency and forward foreign currency exchange contracts	(2,173,734)
Net change in unrealized appreciation (depreciation)	$12,081,830

Net realized and unrealized gain	$10,415,418

Net increase in net assets from operations	$52,606,050

28	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2012

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment income	$42,190,632	$33,035,889
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(1,666,412)	(12,441,570)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	12,081,830	(30,104,043)
Net increase (decrease) in net assets from operations	$52,606,050	$(9,509,724)
Capital transactions —
Contributions	$100,744,364	$495,269,928
Withdrawals	(181,643,952)	(83,021,660)
Net increase (decrease) in net assets from capital transactions	$(80,899,588)	$412,248,268

Net increase (decrease) in net assets	$(28,293,538)	$402,738,544

Net Assets
At beginning of year	$803,386,414	$400,647,870
At end of year	$775,092,876	$803,386,414

29	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2012

Consolidated Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2012		2011		2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.97	%(2)	0.92	%(2)	0.93%	0.91%	0.96%
Net investment income	5.53%		4.90%		5.30%	5.70%	5.51%
Portfolio Turnover	24%		16%		17%	26%	38%

Total Return	7.78%		0.13%		19.03%	30.48%	(13.13)%

Net assets, end of year (000’s omitted)	$775,093		$803,386		$400,648	$116,040	$60,837

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expense primarily on securities sold short of 0.15% and 0.08% for the years ended October 31, 2012 and 2011, respectively.

30	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2012, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 78.5%, 17.6%, 2.9% and 1.0%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2012 were $38,702,626 or 5.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

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Notes to Consolidated Financial Statements — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as

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Notes to Consolidated Financial Statements — continued

variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation.

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Notes to Consolidated Financial Statements — continued

As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Q  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2012, the Portfolio’s investment adviser amounted to $4,959,810 or 0.65% of the Portfolio’s consolidated average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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Notes to Consolidated Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$147,802,374	$137,087,893
U.S. Government and Agency Securities	—	21,012,384

	$147,802,374	$158,100,277

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$791,595,809

Gross unrealized appreciation	$21,904,688
Gross unrealized depreciation	(36,512,377)

Net unrealized depreciation	$(14,607,689)

The net unrealized appreciation on written options, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts at October 31, 2012 on a federal income tax basis was $9,153,227.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

11/5/12	New Taiwan Dollar 44,152,000	United States Dollar 1,475,422	Australia and New Zealand Banking Group Limited	$(35,973)
11/5/12	New Taiwan Dollar 32,965,000	United States Dollar 1,101,587	Citibank NA	(26,859)
11/5/12	New Taiwan Dollar 36,993,000	United States Dollar 1,236,190	JPMorgan Chase Bank	(30,141)
11/5/12	New Taiwan Dollar 42,795,000	United States Dollar 1,430,027	Nomura International PLC	(34,916)
11/7/12	New Turkish Lira 3,633,448	United States Dollar 1,994,427	Barclays Bank PLC	(31,020)
11/8/12	Serbian Dinar 97,070,000	Euro 850,000	Deutsche Bank	(4,464)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

11/13/12	Polish Zloty 8,174,691	Euro 1,988,661	Barclays Bank PLC	$19,856
11/15/12	Euro 380,000	United States Dollar 515,728	Goldman Sachs International	23,136
11/15/12	Japanese Yen 659,000,000	United States Dollar 8,418,498	Goldman Sachs International	162,610
11/16/12	New Taiwan Dollar 51,757,000	United States Dollar 1,729,153	BNP Paribas SA	(42,520)
11/16/12	New Taiwan Dollar 46,827,000	United States Dollar 1,564,185	JPMorgan Chase Bank	(38,731)
11/16/12	New Taiwan Dollar 49,705,000	United States Dollar 1,660,320	Nomura International PLC	(41,112)
11/19/12	Euro 2,360,000	United States Dollar 3,099,010	Goldman Sachs International	39,645
11/19/12	Singapore Dollar 1,644,000	United States Dollar 1,335,565	Goldman Sachs International	(12,173)
11/20/12	Euro 23,000,332	United States Dollar 28,297,242	Australia and New Zealand Banking Group Limited	(1,519,299)
11/20/12	Euro 15,474,650	United States Dollar 19,212,558	Bank of America	(848,045)
11/20/12	Euro 997,019	United States Dollar 1,225,162	Goldman Sachs International	(67,326)
11/22/12	Serbian Dinar 88,900,000	Euro 779,278	Citibank NA	775
11/22/12	Serbian Dinar 47,220,000	Euro 413,377	Citibank NA	(293)
11/23/12	Euro 173,000	United States Dollar 235,091	Credit Suisse International	10,817
11/26/12	Euro 5,780,926	United States Dollar 7,497,861	State Street Bank and Trust Co.	3,351
11/29/12	Euro 422,000	United States Dollar 566,240	Standard Chartered Bank	19,136
11/29/12	Malaysian Ringgit 4,710,000	United States Dollar 1,526,495	Goldman Sachs International	(16,618)
12/3/12	New Zealand Dollar 6,636,940	United States Dollar 5,483,208	Australia and New Zealand Banking Group Limited	35,738
12/3/12	New Zealand Dollar 20,130,638	United States Dollar 16,651,057	Goldman Sachs International	128,228
12/7/12	New Taiwan Dollar 61,405,000	United States Dollar 2,059,879	Barclays Bank PLC	(42,034)
12/7/12	New Taiwan Dollar 67,873,000	United States Dollar 2,277,235	Nomura International PLC	(46,079)
12/10/12	Euro 6,920,745	United States Dollar 9,017,731	Deutsche Bank	44,214
12/17/12	Australian Dollar 10,590,000	United States Dollar 10,801,853	Deutsche Bank	(151,329)
12/24/12	New Taiwan Dollar 44,080,200	United States Dollar 1,506,552	Australia and New Zealand Banking Group Limited	(2,576)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

12/24/12	New Taiwan Dollar 55,100,250	United States Dollar 1,882,997	Citibank NA	$(3,414)
12/24/12	New Taiwan Dollar 47,753,550	United States Dollar 1,631,930	Nomura International PLC	(2,958)
1/24/13	Euro 410,000	United States Dollar 535,009	Standard Chartered Bank	3,141
1/31/13	Euro 225,000	United States Dollar 296,208	State Street Bank and Trust Co.	4,310
2/7/13	Euro 180,000	United States Dollar 239,142	Standard Chartered Bank	5,609
2/28/13	Euro 389,000	United States Dollar 520,997	Standard Chartered Bank	16,207
3/8/13	Sri Lankan Rupee 18,920,000	United States Dollar 146,044	HSBC Bank USA	5,886
3/14/13	Euro 463,000	United States Dollar 605,664	Deutsche Bank	4,768
3/28/13	Euro 389,000	United States Dollar 520,548	JPMorgan Chase Bank	15,625
4/4/13	Euro 320,000	United States Dollar 427,867	Barclays Bank PLC	12,479

				$(2,442,349)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

11/8/12	Serbian Dinar 66,105,172	Euro 592,075	Citibank NA	$(14,097)
11/8/12	South African Rand 12,600,000	United States Dollar 1,407,979	Standard Bank	43,947
11/8/12	South African Rand 31,204,124	United States Dollar 3,681,251	Standard Bank	(85,531)
11/8/12	South African Rand 48,559,000	United States Dollar 5,851,328	Standard Bank	(255,768)
11/8/12	South African Rand 6,124,479	United States Dollar 747,115	Standard Chartered Bank	(41,378)
11/8/12	South African Rand 48,559,516	United States Dollar 5,854,635	Standard Chartered Bank	(259,016)
11/9/12	Peruvian New Sol 3,010,200	United States Dollar 1,158,081	Standard Chartered Bank	3,266
11/13/12	Hong Kong Dollar 99,984,981	United States Dollar 12,891,972	Standard Chartered Bank	9,498
11/13/12	Polish Zloty 9,956,000	Euro 2,422,090	JPMorgan Chase Bank	(24,297)
11/13/12	South Korean Won 4,953,000,000	United States Dollar 4,352,181	Nomura International PLC	186,550

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

11/13/12	Thai Baht 615,825,000	United States Dollar 19,656,080	BNP Paribas SA	$421,910
11/13/12	Yuan Renminbi 10,940,000	United States Dollar 1,743,426	Bank of America	8,786
11/15/12	Indian Rupee 70,844,000	United States Dollar 1,267,108	Goldman Sachs International	46,387
11/15/12	Indian Rupee 86,588,000	United States Dollar 1,548,426	Standard Chartered Bank	56,973
11/15/12	Yuan Offshore Renminbi 34,164,000	United States Dollar 5,413,234	Deutsche Bank	55,215
11/19/12	Hong Kong Dollar 26,759,835	United States Dollar 3,452,214	Goldman Sachs International	756
11/19/12	Indian Rupee 215,703,000	United States Dollar 4,111,761	Deutsche Bank	(115,686)
11/19/12	Malaysian Ringgit 6,866,000	United States Dollar 2,231,322	Citibank NA	19,864
11/19/12	Philippine Peso 81,011,000	United States Dollar 1,957,781	Australia and New Zealand Banking Group Limited	8,414
11/19/12	Polish Zloty 161,650,473	United States Dollar 50,399,225	State Street Bank and Trust Co.	147,139
11/19/12	Singapore Dollar 11,184,000	United States Dollar 9,096,973	Standard Chartered Bank	71,579
11/19/12	Yuan Offshore Renminbi 8,552,000	United States Dollar 1,361,133	Goldman Sachs International	7,337
11/19/12	Yuan Offshore Renminbi 9,453,000	United States Dollar 1,503,938	Standard Chartered Bank	8,708
11/20/12	Indian Rupee 118,686,000	United States Dollar 2,193,421	Deutsche Bank	4,895
11/20/12	Indian Rupee 88,264,000	United States Dollar 1,630,894	Goldman Sachs International	3,942
11/20/12	Thai Baht 251,158,000	United States Dollar 7,928,593	Nomura International PLC	256,337
11/20/12	Yuan Offshore Renminbi 18,187,000	United States Dollar 2,893,485	Bank of America	16,540
11/20/12	Yuan Offshore Renminbi 17,321,000	United States Dollar 2,755,708	Barclays Bank PLC	15,753
11/20/12	Yuan Offshore Renminbi 17,703,000	United States Dollar 2,814,915	Citibank NA	17,667
11/21/12	South Korean Won 2,199,658,000	United States Dollar 1,941,703	Standard Chartered Bank	73,070
11/26/12	Hungarian Forint 748,858,885	United States Dollar 3,376,280	State Street Bank and Trust Co.	39,055
11/26/12	Swedish Krona 20,263,000	Euro 2,379,264	Barclays Bank PLC	(31,751)
11/26/12	Swedish Krona 9,300,000	Euro 1,092,075	Credit Suisse International	(14,673)
11/26/12	Swedish Krona 20,263,800	Euro 2,379,386	Deutsche Bank	(31,789)

38

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

11/27/12	Polish Zloty 82,989,923	Euro 20,124,136	HSBC Bank USA	$(164,586)
11/29/12	South Korean Won 2,199,516,000	United States Dollar 1,984,854	Standard Chartered Bank	28,885
11/30/12	Hong Kong Dollar 3,500,000	United States Dollar 451,415	Standard Chartered Bank	219
12/3/12	Malaysian Ringgit 5,600,000	United States Dollar 1,820,250	Citibank NA	13,891
12/4/12	Brazilian Real 77,294,000	United States Dollar 37,872,507	BNP Paribas SA	31,232
12/10/12	South African Rand 24,551,603	United States Dollar 2,870,160	Credit Suisse International	(54,364)
12/10/12	South African Rand 4,500,000	United States Dollar 523,353	Deutsche Bank	(7,253)
12/14/12	Hungarian Forint 68,091,500	United States Dollar 286,039	Goldman Sachs International	23,808
12/17/12	South Korean Won 2,887,426,000	United States Dollar 2,587,995	Standard Chartered Bank	53,096
12/18/12	Russian Ruble 264,394,000	United States Dollar 8,447,093	BNP Paribas SA	(86,092)
12/31/12	Mexican Peso 729,625,389	United States Dollar 55,922,847	Toronto-Dominion Bank	(510,046)
1/11/13	Colombian Peso 1,178,600,000	United States Dollar 647,689	Bank of Nova Scotia	(9,360)
1/14/13	Indian Rupee 44,175,000	United States Dollar 823,699	Deutsche Bank	(13,490)
1/14/13	Indian Rupee 45,301,000	United States Dollar 844,853	Goldman Sachs International	(13,992)
1/22/13	Malaysian Ringgit 184,051,000	United States Dollar 60,405,986	HSBC Bank USA	(333,052)
1/29/13	Indian Rupee 51,700,000	United States Dollar 949,495	Citibank NA	(3,557)
1/29/13	Indian Rupee 55,500,000	United States Dollar 1,019,471	Deutsche Bank	(4,006)
1/30/13	Yuan Renminbi 6,541,350	United States Dollar 1,038,969	Citibank NA	1,148
1/31/13	Norwegian Krone 22,382,941	Euro 2,991,672	Barclays Bank PLC	31,938
1/31/13	Norwegian Krone 22,382,941	Euro 2,992,332	Deutsche Bank	31,082
1/31/13	Peruvian New Sol 6,787,570	United States Dollar 2,599,108	Deutsche Bank	7,346
2/19/13	Indian Rupee 69,732,000	United States Dollar 1,298,306	Bank of America	(26,698)
2/19/13	Indian Rupee 97,053,000	United States Dollar 1,807,318	Citibank NA	(37,495)

				$(391,744)

39

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

11/12	32 CAC 40 Index	Short	$(1,456,872)	$(1,420,580)	$36,292
11/12	89 Hang Seng H-Shares	Long	6,089,453	6,090,432	979
12/12	39 Dow Jones Euro Stoxx 50 Index	Short	(1,281,438)	(1,265,767)	15,671
12/12	140 Euro-Bobl	Short	(22,796,805)	(22,833,227)	(36,422)
12/12	17 Euro-Bund	Short	(3,076,416)	(3,121,853)	(45,437)
12/12	11 Euro-Schatz	Short	(1,579,605)	(1,578,322)	1,283
12/12	8 Japan 10-Year Bond	Short	(14,421,143)	(14,455,719)	(34,576)
1/13	22 Platinum	Long	1,833,986	1,734,700	(99,286)

					$(161,496)

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

Dow Jones Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue chip European companies operating within eurozone nations.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Hang Seng H-Shares: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	MXN 26,000	Pays	Mexican Interbank Deposit Rate	6.46%	9/24/20	$90,138
Bank of America	PLN 10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	39,843
Bank of America	PLN 1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	1,723
Bank of America	PLN 1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	1,464
Bank of America	PLN 2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	4,209
Bank of America	PLN 2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	3,153
Bank of America	PLN 3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	45,871
Bank of America	PLN 8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	218,487
Barclays Bank PLC	MXN 48,400	Pays	Mexican Interbank Deposit Rate	7.11	5/21/21	328,192
Barclays Bank PLC	MYR 26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	26,057

40

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	MYR 18,000	Pays	3-month MYR KLIBOR	3.70%	10/19/15	$95,665
Barclays Bank PLC	MYR 21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	193,143
Barclays Bank PLC	MYR 10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	147,033
Barclays Bank PLC	PLN 8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	49,025
Barclays Bank PLC	PLN 14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	57,324
Barclays Bank PLC	PLN 24,000	Pays	6-month PLN WIBOR	5.18	11/9/14	347,458
Barclays Bank PLC	PLN 6,570	Pays	6-month PLN WIBOR	4.43	7/27/17	15,507
Barclays Bank PLC	PLN 3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	3,307
Barclays Bank PLC	PLN 2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	3,177
Barclays Bank PLC	PLN 2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	48,420
Barclays Bank PLC	THB 143,000	Pays	6-month THBFIX	3.34	2/16/15	62,589
Barclays Bank PLC	THB 149,550	Pays	6-month THBFIX	3.21	10/4/20	(40,716)
Barclays Bank PLC	ZAR 53,700	Pays	3-month JIBAR	7.41	9/24/20	277,569
BNP Paribas NA	PLN 3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	(437)
Citibank NA	MXN 50,000	Pays	Mexican Interbank Deposit Rate	9.08	8/6/13	123,899
Citibank NA	MXN 48,000	Pays	Mexican Interbank Deposit Rate	6.86	11/10/20	259,113
Citibank NA	MYR 37,000	Pays	3-month MYR KLIBOR	3.48	3/4/13	15,912
Citibank NA	MYR 17,300	Pays	3-month MYR KLIBOR	3.72	5/7/22	77,332
Citibank NA	PLN 2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	3,206
Citibank NA	PLN 2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	1,892
Citibank NA	PLN 1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	1,182
Citibank NA	PLN 1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	2,858
Citibank NA	THB 69,000	Pays	6-month THBFIX	3.40	1/14/15	34,787
Credit Suisse International	MXN 42,000	Pays	Mexican Interbank Deposit Rate	6.24	7/31/15	91,953
Credit Suisse International	MXN 45,000	Pays	Mexican Interbank Deposit Rate	5.84	10/1/15	66,784
Credit Suisse International	MXN 41,500	Pays	Mexican Interbank Deposit Rate	6.36	10/23/20	122,715
Credit Suisse International	PLN 1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	3,615
Credit Suisse International	USD 1,614	Receives	3-month-USD-LIBOR-BBA	1.81	10/23/22	(10,764)
Deutsche Bank	BRL 19,700	Pays	Brazilian Interbank Deposit Rate	10.02	7/1/15	631,380
Deutsche Bank	MXN 85,500	Pays	Mexican Interbank Deposit Rate	6.38	6/17/16	244,429
Deutsche Bank	MYR 10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	228,112
Deutsche Bank	PLN 5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	54,357
Deutsche Bank	PLN 3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	60,321
Deutsche Bank	PLN 1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	2,081
Deutsche Bank	PLN 5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	7,609
Deutsche Bank	PLN 2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	881
Deutsche Bank	PLN 2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	(394)
Deutsche Bank	PLN 1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	1,625

41

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank	PLN 13,900	Pays	6-month PLN WIBOR	5.04%	4/18/22	$330,970
Goldman Sachs International	PLN 1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	1,334
Goldman Sachs International	PLN 17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	290,182
Goldman Sachs International	PLN 11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	300,410
Goldman Sachs International	ZAR 31,560	Pays	3-month JIBAR	8.07	7/7/21	298,229
HSBC Bank USA	MXN 44,030	Pays	Mexican Interbank Deposit Rate	7.28	12/23/20	335,210
HSBC Bank USA	THB 262,000	Pays	6-month THBFIX	2.67	10/21/15	(38,726)
HSBC Bank USA	THB 94,300	Pays	6-month THBFIX	3.26	8/19/20	(9,227)
HSBC Bank USA	THB 159,000	Pays	6-month THBFIX	3.50	11/25/20	81,316
JPMorgan Chase Bank	BRL 41,183	Pays	Brazilian Interbank Deposit Rate	9.63	1/2/14	721,169
JPMorgan Chase Bank	BRL 11,100	Pays	Brazilian Interbank Deposit Rate	9.19	1/2/17	185,034
JPMorgan Chase Bank	MYR 27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	26,823
JPMorgan Chase Bank	MYR 4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	95,660
JPMorgan Chase Bank	PLN 16,600	Pays	6-month PLN WIBOR	4.75	10/11/13	13,315
JPMorgan Chase Bank	PLN 31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	320,222
JPMorgan Chase Bank	PLN 1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	1,268
JPMorgan Chase Bank	PLN 4,670	Pays	6-month PLN WIBOR	4.25	10/8/17	1,972
JPMorgan Chase Bank	PLN 16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	163,797
JPMorgan Chase Bank	PLN 9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	106,406
JPMorgan Chase Bank	PLN 15,099	Pays	6-month PLN WIBOR	5.62	4/8/21	547,788
JPMorgan Chase Bank	THB 108,000	Pays	6-month THBFIX	3.22	10/21/20	(23,778)
JPMorgan Chase Bank	ZAR 36,500	Pays	3-month JIBAR	9.05	10/12/15	427,847
Morgan Stanley & Co. International PLC	MXN 118,400	Pays	Mexican Interbank Deposit Rate	4.82	9/4/14	(44,200)
Morgan Stanley & Co. International PLC	MXN 29,200	Pays	Mexican Interbank Deposit Rate	7.95	12/3/31	303,759
Morgan Stanley & Co. International PLC	PLN 32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	261,691
Standard Bank	ZAR 62,500	Pays	3-month JIBAR	7.98	5/20/19	643,413
Standard Bank	ZAR 22,000	Pays	3-month JIBAR	7.93	6/2/21	192,083
Standard Bank	ZAR 32,700	Pays	3-month JIBAR	7.12	6/27/22	37,411
Standard Chartered Bank	BRL 19,000	Pays	Brazilian Interbank Deposit Rate	12.12	1/2/13	441,395

						$10,055,859

BRL	–	Brazilian Real
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PLN	–	Polish Zloty
THB	–	Thai Baht
USD	–	United States Dollar
ZAR	–	South African Rand

42

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements —continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Argentina	Bank of America	$667	5.00	%(1)	6/20/13	29.91%	$(90,433)	$(3,676)	$(94,109)
Argentina	Bank of America	695	5.00	(1)	6/20/13	29.91	(94,146)	(3,953)	(98,099)
Argentina	Bank of America	760	5.00	(1)	6/20/13	29.91	(102,995)	(3,174)	(106,169)
Argentina	Bank of America	1,520	5.00	(1)	6/20/13	29.91	(205,992)	(6,164)	(212,156)
Argentina	Bank of America	4,959	5.00	(1)	6/20/13	29.91	(672,047)	(8,817)	(680,864)
Argentina	Credit Suisse International	379	5.00	(1)	6/20/13	29.91	(51,362)	(1,127)	(52,489)
Argentina	Credit Suisse International	734	5.00	(1)	6/20/13	29.91	(99,473)	(3,073)	(102,546)
Argentina	Credit Suisse International	763	5.00	(1)	6/20/13	29.91	(103,402)	(3,195)	(106,597)
Argentina	Credit Suisse International	826	5.00	(1)	6/20/13	29.91	(111,940)	(1,469)	(113,409)
Argentina	Deutsche Bank	668	5.00	(1)	6/20/13	29.91	(90,527)	(2,796)	(93,323)
Argentina	Deutsche Bank	695	5.00	(1)	6/20/13	29.91	(94,159)	(3,954)	(98,113)
Argentina	Deutsche Bank	734	5.00	(1)	6/20/13	29.91	(99,473)	(3,073)	(102,546)
Argentina	Deutsche Bank	1,500	5.00	(1)	6/20/13	29.91	(203,281)	(5,840)	(209,121)
Poland	Bank of America	2,220	1.00	(1)	9/20/17	0.85	18,145	98,814	116,959
Poland	Bank of America	1,210	1.00	(1)	9/20/17	0.85	9,890	36,198	46,088
Poland	Barclays Bank PLC	800	1.00	(1)	9/20/17	0.85	6,539	39,781	46,320
Poland	Barclays Bank PLC	630	1.00	(1)	9/20/17	0.85	5,150	18,563	23,713
Poland	Citibank NA	4,800	1.00	(1)	9/20/17	0.85	39,233	122,003	161,236
Poland	Credit Suisse International	1,330	1.00	(1)	9/20/17	0.85	10,871	63,270	74,141
Poland	Deutsche Bank	100	1.00	(1)	9/20/17	0.85	817	5,103	5,920
Poland	Deutsche Bank	300	1.00	(1)	6/20/22	1.38	(9,529)	49,283	39,754
Poland	Goldman Sachs International	730	1.00	(1)	9/20/17	0.85	5,967	21,035	27,002
Poland	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	0.85	7,356	25,231	32,587
Poland	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	0.85	3,433	12,765	16,198
Poland	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	0.85	3,924	14,156	18,080
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.00	884	3,918	4,802
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.00	599	2,782	3,381
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	1.46	(53,267)	83,285	30,018
South Africa	Bank of America	920	1.00	(1)	9/20/17	1.46	(18,848)	15,367	(3,481)
South Africa	Bank of America	680	1.00	(1)	9/20/17	1.46	(13,931)	10,124	(3,807)
South Africa	Bank of America	3,040	1.00	(1)	9/20/17	1.46	(62,282)	38,231	(24,051)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.00	856	4,412	5,268
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.00	645	3,352	3,997
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.46	(9,220)	11,181	1,961
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.46	(8,830)	9,987	1,157
South Africa	BNP Paribas SA	750	1.00	(1)	9/20/17	1.46	(15,366)	19,312	3,946
South Africa	BNP Paribas SA	1,140	1.00	(1)	9/20/17	1.46	(23,356)	24,836	1,480
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	1.00	958	11,093	12,051
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	1.00	901	5,109	6,010
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	1.00	884	4,605	5,489
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.46	(26,634)	45,119	18,485

43

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Deutsche Bank	$500	1.00	%(1)	9/20/15	0.95%	$1,328	$6,881	$8,209
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.00	696	3,619	4,315
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	1.46	(40,975)	64,065	23,090
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	1.46	(16,595)	28,820	12,225
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	1.00	936	5,303	6,239
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	1.00	930	5,075	6,005
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.46	(10,449)	17,239	6,790
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	0.95	3,985	12,573	16,558
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.46	(8,195)	7,633	(562)
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.46	(102,437)	74,615	(27,822)
Markit CDX North America High Yield Index	Citibank NA	1,970	5.00	(1)	12/20/17	5.19	(4,110)	1,209	(2,901)
Markit CDX North America High Yield Index	Deutsche Bank	2,180	5.00	(1)	12/20/17	5.19	(4,548)	2,676	(1,872)
Markit CDX North America High Yield Index	JPMorgan Chase Bank	1,590	5.00	(1)	12/20/17	5.19	(3,318)	3,904	586

Total		$63,856					$(2,326,193)	$982,216	$(1,343,977)

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$(1,531)	$—	$(1,531)
Austria	Barclays Bank PLC	200	1.42		3/20/14	(4,151)	—	(4,151)
Brazil	Bank of America	350	1.00	(1)	6/20/20	9,477	(9,798)	(321)
Brazil	Bank of America	825	1.00	(1)	6/20/20	22,338	(29,141)	(6,803)
Brazil	Bank of America	2,900	1.00	(1)	12/20/20	90,249	(75,202)	15,047
Brazil	Bank of America	883	1.00	(1)	12/20/20	27,480	(26,771)	709
Brazil	Bank of America	387	1.00	(1)	12/20/20	12,044	(11,477)	567
Brazil	Bank of America	120	1.00	(1)	12/20/20	3,734	(3,404)	330
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(9,883)	—	(9,883)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	23,960	(23,889)	71
Brazil	Citibank NA	190	1.00	(1)	12/20/20	5,912	(5,453)	459
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	49,792	(30,961)	18,831
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	5,912	(6,083)	(171)
Brazil	Goldman Sachs International	3,300	1.00	(1)	9/20/22	146,356	(294,185)	(147,829)

44

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Brazil	HSBC Bank USA	$160	1.00	%(1)	12/20/20	$4,978	$(4,592)	$386
Brazil	Standard Chartered Bank	800	1.00	(1)	12/20/20	24,897	(19,336)	5,561
Brazil	Standard Chartered Bank	150	1.00	(1)	12/20/20	4,667	(4,305)	362
China	Bank of America	1,000	1.00	(1)	3/20/17	(20,528)	(26,175)	(46,703)
China	Barclays Bank PLC	1,648	1.00	(1)	3/20/17	(33,830)	(39,255)	(73,085)
China	Deutsche Bank	703	1.00	(1)	3/20/17	(14,431)	(15,914)	(30,345)
China	Deutsche Bank	1,393	1.00	(1)	3/20/17	(28,593)	(31,535)	(60,128)
Colombia	Bank of America	950	1.00	(1)	9/20/21	25,346	(37,907)	(12,561)
Colombia	Barclays Bank PLC	400	1.00	(1)	6/20/22	12,604	(22,471)	(9,867)
Colombia	Citibank NA	500	1.00	(1)	6/20/22	15,754	(38,114)	(22,360)
Colombia	Deutsche Bank	400	1.00	(1)	6/20/22	12,604	(25,630)	(13,026)
Colombia	Goldman Sachs International	1,410	1.00	(1)	6/20/17	(6,735)	(42,907)	(49,642)
Colombia	Goldman Sachs International	740	1.00	(1)	9/20/21	19,744	(29,009)	(9,265)
Colombia	Goldman Sachs International	500	1.00	(1)	6/20/22	15,754	(38,114)	(22,360)
Colombia	HSBC Bank USA	770	1.00	(1)	6/20/17	(3,678)	(23,758)	(27,436)
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	56,029	(80,479)	(24,450)
Colombia	Morgan Stanley & Co. International PLC	1,100	1.00	(1)	9/20/21	29,348	(43,892)	(14,544)
Croatia	BNP Paribas SA	1,670	1.00	(1)	12/20/17	115,432	(115,515)	(83)
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	101,987	(102,516)	(529)
Egypt	Bank of America	550	1.00	(1)	9/20/15	35,972	(15,193)	20,779
Egypt	Citibank NA	650	1.00	(1)	12/20/15	47,745	(27,415)	20,330
Egypt	Citibank NA	100	1.00	(1)	6/20/20	19,881	(8,464)	11,417
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	79,697	(45,765)	33,932
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	27,545	(14,817)	12,728
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	14,279	(5,307)	8,972
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	8,175	(4,430)	3,745
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	102,834	(44,301)	58,533
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	68,312	(35,682)	32,630
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	19,881	(8,516)	11,365
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	9,940	(4,252)	5,688
Guatemala	Citibank NA	458	1.00	(1)	9/20/20	42,609	(27,735)	14,874
Hungary	Barclays Bank PLC	500	1.00	(1)	3/20/17	33,778	(78,930)	(45,152)
Hungary	Goldman Sachs International	500	1.00	(1)	3/20/17	33,778	(78,011)	(44,233)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	7,330	(6,572)	758
Lebanon	Citibank NA	250	3.30		9/20/14	(3,843)	—	(3,843)
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	5,498	(4,830)	668
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	7,330	(6,671)	659
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	3,665	(3,286)	379
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	13,500	(10,083)	3,417

45

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Credit Suisse International	$100	1.00	%(1)	3/20/15	$4,501	$(3,381)	$1,120
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	69,643	(53,412)	16,231
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	58,500	(47,029)	11,471
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	24,375	(18,653)	5,722
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	4,500	(3,121)	1,379
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	79,393	(63,228)	16,165
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	60,242	(48,174)	12,068
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	180,333	(182,876)	(2,543)
Mexico	Bank of America	300	1.00	(1)	6/20/22	9,490	(18,713)	(9,223)
Mexico	Bank of America	680	1.00	(1)	6/20/22	21,510	(48,192)	(26,682)
Mexico	Deutsche Bank	300	1.00	(1)	6/20/22	9,490	(18,942)	(9,452)
Mexico	Deutsche Bank	350	1.00	(1)	6/20/22	11,071	(24,538)	(13,467)
Mexico	Deutsche Bank	480	1.00	(1)	6/20/22	15,184	(36,373)	(21,189)
Mexico	Deutsche Bank	700	1.00	(1)	6/20/22	22,144	(45,931)	(23,787)
Mexico	Goldman Sachs International	400	1.00	(1)	6/20/22	12,653	(25,258)	(12,605)
Mexico	Goldman Sachs International	500	1.00	(1)	6/20/22	15,817	(38,077)	(22,260)
Philippines	Bank of America	700	1.00	(1)	12/20/15	(11,663)	(9,516)	(21,179)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,491)	—	(3,491)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(2,262)	(1,965)	(4,227)
Philippines	Citibank NA	200	1.84		12/20/14	(6,937)	—	(6,937)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(2,389)	(2,255)	(4,644)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	(9,852)	(8,964)	(18,816)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(2,262)	(1,965)	(4,227)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	(75,287)	(57,865)	(133,152)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	26,803	(44,326)	(17,523)
Russia	Bank of America	2,220	1.00	(1)	9/20/17	49,176	(115,287)	(66,111)
Russia	Barclays Bank PLC	630	1.00	(1)	9/20/17	13,955	(22,517)	(8,562)
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	17,721	(44,286)	(26,565)
Russia	Citibank NA	4,800	1.00	(1)	9/20/17	106,321	(145,866)	(39,545)
Russia	Citibank NA	730	1.00	(1)	9/20/17	16,170	(24,809)	(8,639)
Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	29,461	(69,638)	(40,177)
Russia	Deutsche Bank	100	1.00	(1)	9/20/17	2,215	(5,536)	(3,321)
Russia	Deutsche Bank	300	1.00	(1)	6/20/22	26,555	(51,401)	(24,846)
Russia	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	19,937	(30,597)	(10,660)
Russia	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	9,304	(14,462)	(5,158)
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	10,633	(16,743)	(6,110)
South Africa	Bank of America	300	1.00	(1)	12/20/19	16,208	(9,928)	6,280
South Africa	Bank of America	775	1.00	(1)	12/20/20	53,096	(24,288)	28,808
South Africa	Bank of America	525	1.00	(1)	12/20/20	35,968	(18,047)	17,921
South Africa	Bank of America	3,040	1.00	(1)	9/20/22	278,058	(212,911)	65,147

46

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America	$920	1.00	%(1)	9/20/22	$84,149	$(71,359)	$12,790
South Africa	Bank of America	680	1.00	(1)	9/20/22	62,198	(50,359)	11,839
South Africa	Bank of America	2,600	1.00	(1)	9/20/22	237,820	(253,734)	(15,914)
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	16,210	(11,477)	4,733
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	5,773	(2,950)	2,823
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	51,383	(24,820)	26,563
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	38,708	(17,641)	21,067
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/22	39,422	(38,734)	688
South Africa	Barclays Bank PLC	500	1.00	(1)	9/20/22	45,735	(41,896)	3,839
South Africa	BNP Paribas SA	1,140	1.00	(1)	9/20/22	104,272	(96,606)	7,666
South Africa	BNP Paribas SA	500	1.00	(1)	9/20/22	45,735	(43,046)	2,689
South Africa	Citibank NA	150	1.00	(1)	12/20/19	8,105	(6,524)	1,581
South Africa	Citibank NA	100	1.00	(1)	3/20/20	5,772	(4,604)	1,168
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,772	(3,235)	2,537
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,773	(3,936)	1,837
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	53,095	(25,823)	27,272
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	54,123	(27,662)	26,461
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	57,545	(36,150)	21,395
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/22	118,908	(131,735)	(12,827)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	32,500	(22,421)	10,079
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	41,791	(19,849)	21,942
South Africa	Deutsche Bank	810	1.00	(1)	9/20/22	74,088	(78,899)	(4,811)
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/22	182,932	(193,977)	(11,045)
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	55,836	(27,055)	28,781
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	56,179	(27,663)	28,516
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/22	46,648	(48,143)	(1,495)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	5,404	(4,536)	868
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	5,403	(5,443)	(40)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,772	(3,178)	2,594
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,773	(3,292)	2,481
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,772	(4,549)	1,223
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/22	457,332	(383,117)	74,215
South Africa	Nomura International PLC	400	1.00	(1)	9/20/22	36,586	(33,253)	3,333
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	22,825	(12,851)	9,974
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	98,299	(57,966)	40,333
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	96,901	(58,214)	38,687
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	42,128	(24,933)	17,195
Spain	Citibank NA	300	1.00	(1)	3/20/20	38,649	(6,072)	32,577
Spain	Citibank NA	300	1.00	(1)	3/20/20	38,649	(12,504)	26,145
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	38,649	(5,734)	32,915
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	38,649	(12,504)	26,145

47

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Spain	Deutsche Bank	$550	1.00	%(1)	6/20/20	$73,041	$(29,744)	$43,297
Spain	Deutsche Bank	3,265	1.00	(1)	12/20/20	458,525	(236,236)	222,289
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	94,092	(56,526)	37,566
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	26,378	(15,168)	11,210
Thailand	Barclays Bank PLC	400	0.97		9/20/19	3,738	—	3,738
Thailand	Citibank NA	400	0.86		12/20/14	(5,049)	—	(5,049)
Thailand	Citibank NA	200	0.95		9/20/19	2,133	—	2,133
Thailand	Goldman Sachs International	1,500	1.00	(1)	3/20/16	(23,681)	(8,461)	(32,142)
Thailand	JPMorgan Chase Bank	200	0.87		12/20/14	(2,570)	—	(2,570)
Tunisia	Barclays Bank PLC	350	1.00	(1)	9/20/17	38,151	(31,427)	6,724
Tunisia	Citibank NA	400	1.00	(1)	9/20/17	43,601	(37,639)	5,962
Tunisia	Deutsche Bank	600	1.00	(1)	6/20/17	61,844	(44,027)	17,817
Tunisia	Deutsche Bank	460	1.00	(1)	6/20/17	47,415	(35,629)	11,786
Tunisia	Goldman Sachs International	400	1.00	(1)	9/20/17	43,599	(31,704)	11,895
Tunisia	Goldman Sachs International	320	1.00	(1)	9/20/17	34,879	(26,696)	8,183
Tunisia	Goldman Sachs International	300	1.00	(1)	9/20/17	32,701	(26,328)	6,373
Tunisia	JPMorgan Chase Bank	410	1.00	(1)	9/20/17	44,690	(37,747)	6,943
Tunisia	Nomura International PLC	500	1.00	(1)	12/20/17	57,375	(52,548)	4,827
Uruguay	Citibank NA	100	1.00	(1)	6/20/20	3,712	(5,826)	(2,114)
Uruguay	Deutsche Bank	100	1.00	(1)	6/20/20	3,713	(5,690)	(1,977)
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR 920	1.00	(1)	12/20/17	41,098	(49,671)	(8,573)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR 1,590	5.00	(1)	12/20/17	(196,289)	166,810	(29,479)

						$5,837,587	$(5,799,819)	$37,768

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $63,856,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

48

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Written options activity for the year ended October 31, 2012 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of year	INR	—	$—
Options written		1,806,700	1,163,340

Outstanding, end of year	INR	1,806,700	$1,163,340

INR	–	Indian Rupee

At October 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts, over-the-counter options and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2012, the fair value, excluding upfront payments, of derivatives with credit-related contingent features in a net liability position was $9,741,454. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,878,951 at October 31, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the-counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At October 31, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $16,087,792, with the highest amount from any one counterparty being $2,815,628. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio (and Subsidiary) or the counterparty. At October 31, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $5,839,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

49

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2012 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$—	$915,162	$—	$581,000
Net unrealized depreciation*	—	52,942	—	1,283	—
Receivable for open forward foreign currency exchange contracts	—	—	2,301,764	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	6,431,449	—	—	10,224,101	—

Total Asset Derivatives	$6,431,449	$52,942	$3,216,926	$10,225,384	$581,000

Written options outstanding, at value	$—	$—	$(523,159)	$—	$—
Net unrealized depreciation*	—	—	—	(116,435)	(99,286)
Payable for open forward foreign currency exchange contracts	—	—	(5,135,857)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(2,920,055)	—	—	(168,242)	—

Total Liability Derivatives	$(2,920,055)	$—	$(5,659,016)	$(284,677)	$(99,286)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2012 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Net realized gain (loss) — Investment transactions	$—	$(546,221)	$(330,001)	$—	$(41,700)
Futures contracts	—	—	305,557	(554,504)	96,412
Swap contracts	(447,728)	—	—	2,928,219	—
Forward commodity contracts	—	—	—	—	(414,003)
Foreign currency and forward foreign currency exchange contract transactions	—	—	11,421,288	—	—

Total	$(447,728)	$(546,221)	$11,396,844	$2,373,715	$(359,291)

Change in unrealized appreciation (depreciation) — Investments	$—	$114,472	$304,505	$—	$33,380
Written options			640,181
Futures contracts	—	52,942	—	159,290	(152,211)
Swap contracts	(2,324,098)	—	—	4,716,469	—
Forward commodity contracts	—	—	—	—	705,490
Foreign currency and forward foreign currency exchange contracts	—	—	(2,644,166)	—	—

Total	$(2,324,098)	$167,414	$(1,699,480)	$4,875,759	$586,659

50

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2012, which are indicative of the volume of these derivative types, were approximately $35,010,000, $2,560,000, $607,912,000 and $401,096,000, respectively.

The average principal amount of purchased currency options contracts, average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the year ended October 31, 2012, which are indicative of the volume of these derivative types, were approximately $35,516,000, 26,446,000 contracts and 7 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2012.

7  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

51

Emerging Markets Local Income Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

At October 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$607,876,393	$—	$607,876,393
Common Stocks	—	2,868,188 *	—	2,868,188
Precious Metals	7,508,916	—	—	7,508,916
Currency Call Options Purchased	—	883,078	—	883,078
Currency Put Options Purchased	—	32,084	—	32,084
Put Options Purchased	581,000	—	—	581,000
Short-Term Investments —
Foreign Government Securities	—	80,307,000	—	80,307,000
U.S. Treasury Obligations	—	17,903,423	—	17,903,423
Repurchase Agreements	—	30,363,759	—	30,363,759
Other	—	28,664,279	—	28,664,279

Total Investments	$8,089,916	$768,898,204	$—	$776,988,120

Forward Foreign Currency Exchange Contracts	$—	$2,301,764	$—	$2,301,764
Swap Contracts	—	16,655,550	—	16,655,550
Futures Contracts	54,225	—	—	54,225

Total	$8,144,141	$787,855,518	$—	$795,999,659

Liability Description

Securities Sold Short	$—	$(33,906,075)	$—	(33,906,075)
Forward Foreign Currency Exchange Contracts	—	(5,135,857)	—	(5,135,857)
Swap Contracts	—	(3,088,297)	—	(3,088,297)
Futures Contracts	(215,721)	—	—	(215,721)
Currency Call Options Written	—	(483,963)	—	(483,963)
Currency Put Options Written	—	(39,196)	—	(39,196)

Total	$(215,721)	$(42,653,388)	$—	$(42,869,109)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

52

Emerging Markets Local Income Portfolio

October 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Emerging Markets Local Income Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2012, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the five years in the period then ended. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Emerging Markets Local Income Portfolio and subsidiary as of October 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2012

53

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Emerging Markets Local Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 187 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 187 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Of the Trust since 2005 and of the Portfolio since 2007	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Of the Trust since 2003 and of the Portfolio since 2007

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

54

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Of the Trust since 2003 and of the Portfolio since 2007

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2007

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board and Trustee of the Portfolio since 2007 and Trustee of the Trust since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 1957	President of the Trust	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Michael A. Cirami 1975	President of the Portfolio	Since 2012	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

55

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2007	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

56

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

57

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Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040-12/12	EMISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/11	10/31/12
Audit Fees	$56,060	$63,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$22,720	$26,670
All Other Fees(3)	$900	$7,630

Total	$79,680	$98,000

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/10	10/31/11
Registrant	$23,620	$34,300
Eaton Vance(1)	$266,431	$566,619

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: December 21, 2012

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date: December 21, 2012